Description of business, Basis of Presentation and Summary of Significant Accounting Policies - Sales Revenue by Similar Products (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Concentration Risk [Line Items]
Net sales and other revenue		$ 45,890.9	$ 45,861.6	$ 59,678.2	$ 58,734.0	$ 27,198.6
Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue		$ 45,890.9	$ 45,861.6	$ 59,678.2	$ 58,734.0	$ 27,198.6
Percentage of total net sales and other revenue		100.00%	100.00%	100.00%	100.00%	100.00%
Non-Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue	[1]	$ 20,278.6	$ 20,823.7	$ 26,699.2	$ 26,283.9	$ 12,906.1
Percentage of total net sales and other revenue	[1]	44.30%	45.50%	44.70%	44.80%	47.50%
Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue	[2]	$ 18,783.6	$ 18,400.4	$ 24,398.5	$ 23,661.4	$ 11,043.8
Percentage of total net sales and other revenue	[2]	40.90%	40.10%	40.90%	40.30%	40.60%
Pharmacy | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue		$ 3,858.2	$ 3,959.0	$ 5,119.2	$ 5,073.0	$ 2,602.9
Percentage of total net sales and other revenue		8.40%	8.60%	8.60%	8.60%	9.60%
Fuel | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue		$ 2,399.3	$ 2,076.9	$ 2,693.4	$ 2,954.8	$ 387.4
Percentage of total net sales and other revenue		5.20%	4.50%	4.50%	5.00%	1.40%
Other | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue	[3]	$ 571.2	$ 601.6	$ 767.9	$ 760.9	$ 258.4
Percentage of total net sales and other revenue	[3]	1.20%	1.30%	1.30%	1.30%	0.90%

[1]	Consists primarily of general merchandise, grocery and frozen foods.
[2]	Consists primarily of produce, dairy, meat, deli, floral and seafood.
[3]	Consists primarily of lottery and various other commissions and other miscellaneous income.